SEGMENTED INFORMATION Narrative (Details) - segment	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Number of Reportable Segments	2
Customer Concentration Risk | Contract Assets Benchmark | Customer 1
Segment Reporting Information [Line Items]
Concentration risk (in percent)	23.00%	22.00%
Customer Concentration Risk | Contract Assets Benchmark | Customer 2
Segment Reporting Information [Line Items]
Concentration risk (in percent)		15.00%